Long-Term Debt (Guaranty of Debt) (Details) $ in Millions	Aug. 31, 2014 USD ($)
Revolving Credit Facility and Term Loan [Member] | Guaranty of Collection [Member] | Financial Guarantee [Member] | Susser [Member]
Debt Instrument [Line Items]
Amount of debt guaranteed	$ 180.7